Note 33 - Employee Benefits - Plan Asset Allocation (Detail) - EUR (€) € in Millions		Dec. 31, 2019	Dec. 31, 2018
Total countries [Domain Member]
Plan Asset Allocation [line items]
Cash and cash equivalents	[1]	€ 753	€ 1,918
Equity instruments		1,687	1,886
Investment-grade bonds
Government	[2]	4,775	3,255
Non-government bonds	[2]	9,409	8,623
Non-investment-grade bonds
Government		149	195
Non-government bonds		417	282
Structured products		226	113
Insurance		15	16
Alternatives
Real estate		470	395
Commodities		0	53
Private equity		88	65
Other	[3]	1,863	1,684
Derivatives (Market Value) [Abstract]
Interest rate		(211)	(56)
Credit		131	95
Inflation		(89)	(797)
Foreign exchange		13	14
Other		(41)	(14)
Total fair value of plan assets		19,655	17,727
Germany [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents	[1]	340	1,138
Equity instruments		875	1,148
Investment-grade bonds
Government	[2]	2,508	1,975
Non-government bonds	[2]	5,921	5,196
Non-investment-grade bonds
Government		125	175
Non-government bonds		259	166
Structured products		1	39
Insurance		0	0
Alternatives
Real estate		361	285
Commodities		0	53
Private equity		63	54
Other	[3]	1,579	1,419
Derivatives (Market Value) [Abstract]
Interest rate		(263)	(192)
Credit		110	13
Inflation		26	(608)
Foreign exchange		6	14
Other		4	2
Total fair value of plan assets		11,915	10,877
UK [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents	[1]	292	715
Equity instruments		643	571
Investment-grade bonds
Government	[2]	1,633	699
Non-government bonds	[2]	2,847	2,805
Non-investment-grade bonds
Government		7	0
Non-government bonds		124	80
Structured products		157	6
Insurance		0	0
Alternatives
Real estate		42	52
Commodities		0	0
Private equity		0	0
Other	[3]	0	22
Derivatives (Market Value) [Abstract]
Interest rate		35	129
Credit		1	0
Inflation		(126)	(194)
Foreign exchange		4	(1)
Other		(44)	0
Total fair value of plan assets		5,615	4,884
US [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents	[1]	57	(12)
Equity instruments		116	107
Investment-grade bonds
Government	[2]	432	428
Non-government bonds	[2]	425	405
Non-investment-grade bonds
Government		1	1
Non-government bonds		17	14
Structured products		67	52
Insurance		0	0
Alternatives
Real estate		0	0
Commodities		0	0
Private equity		0	0
Other	[3]	0	0
Derivatives (Market Value) [Abstract]
Interest rate		10	13
Credit		19	82
Inflation		0	0
Foreign exchange		0	0
Other		(1)	(16)
Total fair value of plan assets		1,143	1,074
Other countries [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents	[1]	64	77
Equity instruments		53	60
Investment-grade bonds
Government	[2]	202	153
Non-government bonds	[2]	216	217
Non-investment-grade bonds
Government		16	19
Non-government bonds		17	22
Structured products		1	16
Insurance		15	16
Alternatives
Real estate		67	58
Commodities		0	0
Private equity		25	11
Other	[3]	284	243
Derivatives (Market Value) [Abstract]
Interest rate		7	(6)
Credit		1	0
Inflation		11	5
Foreign exchange		3	1
Other		0	0
Total fair value of plan assets		€ 982	€ 892

[1]	Allocation of equity exposure is broadly in line with the typical index in the respective market, e.g. the equity portfolios benchmark of the UK retirement benefit plans is the MSCI All Countries World Index.
[2]	Investment-grade means BBB and above. Average credit rating exposure for the Groups main plans is around A.
[3]	Amongst others this position contains commingled funds which could not be segregated into the other asset categories. In particular the increase from 2018 to 2019 is caused by such positions